Subsequent Events - Additional Information (Details)	May 06, 2021 USD ($) $ / shares shares
ESS Common Stock
Subsequent Event [Line Items]
Common stock per value	$ 0.0001
Common Stock
Subsequent Event [Line Items]
Common stock per value	$ 0.0001
Subsequent Event
Subsequent Event [Line Items]
Description of governance	The Company has agreed to take all action within its power as may be necessary or appropriate such that, effective immediately after the closing of the Business Combination, the Company’s board of directors shall consist of nine directors, which shall be divided into three classes, which directors shall include seven directors designated by ESS and two directors designated by certain current shareholders of ESS. Additionally, the current ESS management team will move to the Company in their current roles and titles.
Subsequent Event | PIPE Financing
Subsequent Event [Line Items]
Number of shares issued | shares	25,000,000
Purchase price	$ 10.00
Aggregate gross proceeds | $	$ 250,000,000
Subsequent Event | ESS Common Stock
Subsequent Event [Line Items]
Common stock per value	$ 0.0001
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Common stock per value	$ 0.0001